Debt - Schedule of Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 4,233
2023	0
2024	0
2025	0
2026	200,000
Long-term debt, gross	$ 204,233	$ 110,000